UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of
              BlackRock Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2007

Date of reporting period: 10/01/2006 - 09/30/2007

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock New York                                                     BLACKROCK
Municipal Bond Fund
OF BLACKROCK MULTI-STATE
MUNICIPAL SERIES TRUST

ANNUAL REPORT | SEPTEMBER 30, 2007

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock New York Municipal Bond Fund

================================================================================
Table of Contents                                                           Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     7
Financial Statements:
    Schedule of Investments ..............................................     8
    Statement of Assets and Liabilities ..................................    12
    Statement of Operations ..............................................    13
    Statements of Changes in Net Assets ..................................    14
Financial Highlights .....................................................    15
Notes to Financial Statements ............................................    18
Report of Independent Registered Public Accounting Firm ..................    23
Important Tax Information ................................................    23
Officers and Trustees ....................................................    24
Proxy Results ............................................................    27
BlackRock Fund Information ...............................................    28
Mutual Fund Family .......................................................    30


2        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

A Letter to Shareholders

Dear Shareholder

The September reporting period took financial markets on a wild ride. While subprime mortgage woes dominated headlines for much of 2007, troubles onths of the period, spawning a widespread "credit crunch" that crept into other areas of the market. The U.S. Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the discount rate, the rate banks pay to borrow money directly from the Fed, from 6.25% to 5.25% in two moves in August and September. The central bankers also cut the more widely followed federal funds target rate, which had remained unchanged at 5.25% for over a year, to 4.75% in September. After a tumultuous summer, the dust began to settle toward period-end amid speculation that the worst of the credit crunch had passed.

Although heightened volatility and a weakening U.S. economy have been recurring themes throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. However, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy and troubled housing market.

In fixed income markets, mixed economic signals and the credit market debacle resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.59% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted generally positive results for the six-month period, and relatively stronger returns for the full year ended September 30, 2007:

Total Returns as of September 30, 2007                                                     6-month    12-month
==============================================================================================================
U.S. equities (S&P 500 Index)                                                              +8.44%     +16.44%
--------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                               +1.19      +12.34
--------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                          +8.72      +24.86
--------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                   +2.31      + 5.14
--------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                             +1.15      + 3.10
--------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)           +0.56      + 7.62
--------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: Third Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                  Sincerely,


                                                  /s/ Robert C. Doll, Jr.

                                                  Robert C. Doll, Jr.
                                                  Vice Chairman, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund's total return lagged the broad-market Lehman Brothers Municipal Bond Index for the fiscal year, but exceeded the average return of the Lipper New York Municipal Debt Funds category.

      What factors influenced performance?

o Exposure to lower-rated and below-investment-grade paper allowed the Fund to offer an above-average distribution rate, and also benefited the portfolio's net asset value as credit spreads (versus higher-quality issues of comparable maturity) tightened year over year.

o Bond markets were volatile over the 12 months. Most recently, yields fell as prices rose on fears that the declining housing market and related credit issues would spill over into other fixed income sectors and eventually depress U.S. economic activity. The Federal Reserve Board (the "Fed") lowered short-term rates .50% at its September 18, 2007 meeting after holding steady for over a year. The Fed noted that this action was intended, in part, to offset deteriorating credit conditions in the housing market and to help prevent any negative spillover in the economy.

o Over the past 12 months, new-issue supply in the municipal market increased 22% compared to a year ago. Thus far in 2007, issuance is running more than 4.3% ahead of 2005's record pace. Meanwhile, investor demand for municipal product generally has remained positive. Statistics from the Investment Company Institute indicate that tax-exempt mutual funds received more than $13.2 billion in net new cash flows in the first eight months of 2007, an increase of over 55% compared to the same period in 2006. The longer-term trend held firm despite net outflows in August.

o The Fund was able to supplement its income by investing further out along the municipal yield curve and buying some out-of-favor, and thus slightly higher-yielding, retail-structure bonds.

o In the final quarter of the fiscal period, the same exposures that helped the Fund over the course of the year were detrimental to performance. During this time, increased market volatility and widening credit spreads caused the portfolio's lower-quality holdings to underperform, while a steepening of the municipal yield curve negatively impacted the portfolio's longer-dated holdings.

      Describe recent portfolio activity.

o We continued to focus on maintaining an attractive distribution rate for our shareholders. To that end, we purchased lower-rated investment-grade bonds issued by universities and colleges. We also added several higher-yielding housing bonds.

o Reflecting our efforts to maintain a well-diversified and liquid portfolio, we frequently took advantage of opportunities presented by the new-issue calendar. For the year, municipal issuance in the State of New York increased 7.6% versus the same period a year ago. We also capitalized on opportunities in the higher-quality, insured market.

      Describe Fund positioning at period-end.

o We believe the slowing economy will ultimately prove positive for fixed income markets, with a steeper yield curve providing solid investment opportunities. However, elevated commodity prices and coincident inflation fears, combined with a resilient consumer and stable job market, justify a conservative outlook in the face of heightened volatility. Based on this assessment, the Fund ended the period in a fairly market-neutral position.

Fund Profile as of September 30, 2007

Quality Ratings by                                                    Percent of
S&P/Moody's                                                Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa .................................................................    42%
AA/Aa ...................................................................    16
A/A .....................................................................    10
BBB/Baa .................................................................    16
BB/Ba ...................................................................     2
B/B .....................................................................     1
CCC/Caa .................................................................     2
NR (Not Rated) ..........................................................    11
--------------------------------------------------------------------------------

                                                                      Percent of
Distribution by Market Sector                                  Total Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ...................................................    78.5%
General Obligation Bonds ..............................................    12.9
Prerefunded Bonds+ ....................................................     8.6
--------------------------------------------------------------------------------
      + Backed by an escrow fund.


4        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from September 1997 to September 2007:

                                                                 Lehman Brothers
                 Institutional             Investor A             Municipal Bond
                      Shares*+               Shares*+                    Index++
9/97                   $10,000                 $9,575                    $10,000
9/98                   $10,994                $10,501                    $10,871
9/99                   $10,368                 $9,878                    $10,796
9/00                   $10,905                $10,363                    $11,462
9/01                   $12,118                $11,488                    $12,654
9/02                   $13,080                $12,369                    $13,785
9/03                   $13,458                $12,695                    $14,322
9/04                   $13,882                $13,062                    $14,980
9/05                   $14,597                $13,701                    $15,587
9/06                   $15,354                $14,376                    $16,281
9/07                   $15,680                $14,643                    $16,785

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of New York, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.

Performance Summary for the Period Ended September 30, 2007

                                                                                Average Annual Total Returns*
                                                          -------------------------------------------------------------------------
                                                                 1 Year                    5 Years                  10 Years
                                                          ----------------------    ----------------------    ---------------------
                                           6-Month        w/o sales      w/sales    w/o sales      w/sales    w/o sales     w/sales
                                        Total Returns      charge         charge     charge         charge     charge        charge
-----------------------------------------------------------------------------------------------------------------------------------
Institutional ......................            - .03%        +2.12%          --        +3.69%          --        +4.60%         --
Investor A .........................            - .15         +1.86        -2.47%       +3.43        +2.54%       +4.34       +3.89%
Investor A1 ........................            - .08         +2.11        -1.97        +3.63        +2.79        +4.51       +4.08
Investor B .........................            - .37         +1.60        -2.31        +3.17        +2.83        +4.07       +4.07
Investor C .........................            - .62         +1.01        + .03        +2.64        +2.64        +3.55       +3.55
Investor C1 ........................            - .32         +1.61        + .63        +3.09        +3.09        +3.97       +3.97
Lehman Brothers Municipal Bond Index            +1.15         +3.10           --        +4.02           --        +5.32          --
-----------------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007       5

About Fund Performance

Effective October 2, 2006, the Fund's Class A, Class B, Class C and Class I Shares were redesignated Investor A1, Investor B, Investor C1 and Institutional Shares, respectively. Also effective October 2, 2006, Investor A Shares and Investor C Shares commenced operations. As previously communicated to shareholders, new sales charge schedules came into effect at the same time for certain of these classes.

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser reimbursed a portion of its fee. Without such reimbursement, the Fund's performance would have been lower.


6        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2007 and held through September 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

Each of the Actual tables provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

Each of the Hypothetical tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the tables are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example Including Interest Expense and Fees

                                             Actual                                               Hypothetical**
                      -----------------------------------------------------    -----------------------------------------------------
                        Beginning          Ending                                Beginning          Ending
                      Account Value     Account Value      Expenses Paid       Account Value     Account Value      Expenses Paid
                      April 1, 2007    Sept. 30, 2007    During the Period*    April 1, 2007    Sept. 30, 2007    During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional .......    $ 1,000          $ 999.60          $   4.24              $ 1,000          $ 1,020.66        $   4.28
Investor A ..........    $ 1,000          $ 998.30          $   5.48              $ 1,000          $ 1,019.42        $   5.54
Investor A1 .........    $ 1,000          $ 999.10          $   4.78              $ 1,000          $ 1,020.11        $   4.83
Investor B ..........    $ 1,000          $ 996.20          $   6.87              $ 1,000          $ 1,018.02        $   6.94
Investor C ..........    $ 1,000          $ 993.70          $   9.20              $ 1,000          $ 1,015.68        $   9.30
Investor C1 .........    $ 1,000          $ 996.70          $   7.22              $ 1,000          $ 1,017.67        $   7.29
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.85% for Institutional, 1.10% for Investor A, .96% for Investor A1, 1.38% for Investor B, 1.85% for Investor C and 1.45% for Investor C1), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Expense Example Excluding Interest Expense and Fees

                                             Actual                                               Hypothetical**
                      -----------------------------------------------------    -----------------------------------------------------
                        Beginning          Ending                                Beginning          Ending
                      Account Value     Account Value      Expenses Paid       Account Value     Account Value      Expenses Paid
                      April 1, 2007    Sept. 30, 2007    During the Period*    April 1, 2007    Sept. 30, 2007    During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional            $ 1,000          $ 999.60          $   3.64              $ 1,000          $ 1,021.26        $   3.68
Investor A               $ 1,000          $ 998.30          $   4.93              $ 1,000          $ 1,019.96        $   4.99
Investor A1              $ 1,000          $ 999.10          $   4.19              $ 1,000          $ 1,020.71        $   4.23
Investor B               $ 1,000          $ 996.20          $   6.27              $ 1,000          $ 1,018.62        $   6.34
Investor C               $ 1,000          $ 993.70          $   8.65              $ 1,000          $ 1,016.22        $   8.75
Investor C1              $ 1,000          $ 996.70          $   6.62              $ 1,000          $ 1,018.27        $   6.69
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.73% for Institutional, .99% for Investor A, .84% for Investor A1, 1.26% for Investor B, 1.74% for Investor C and 1.33% for Investor C1), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007       7

Schedule of Investments as of September 30, 2007                  (in Thousands)

  Face
Amount  Municipal Bonds                                                  Value
===============================================================================
New York -- 86.1%
-------------------------------------------------------------------------------
$  130  Albany County, New York, IDA, IDR (Special Needs Facilities
        Pooled Program), Series K-1, 4.90% due 7/01/2021 (i)           $    129
-------------------------------------------------------------------------------
 1,175  Albany, New York, IDA, Civic Facility Revenue Bonds
        (University Heights -- Albany Law School), Series A, 6.75%
        due 12/01/2009 (e)(j)                                             1,266
-------------------------------------------------------------------------------
   700  Albany, New York, IDA, Civic Facility Revenue Refunding
        Bonds (Albany College of Pharmacy Project), Series A,
        5.625% due 12/01/2034                                               713
-------------------------------------------------------------------------------
 3,000  Battery Park City Authority, New York, Revenue Refunding
        Bonds, Series A, 5% due 11/01/2024                                3,134
-------------------------------------------------------------------------------
   600  Cattaraugus County, New York, IDA, Civic Facility Revenue
        Bonds (Saint Bonaventure University Project), Series A,
        5.10% due 5/01/2031                                                 584
-------------------------------------------------------------------------------
 1,000  Chautauqua, New York, Tobacco Asset Securitization
        Corporation, Revenue Bonds, 6.75% due 7/01/2040                   1,045
-------------------------------------------------------------------------------
 1,095  Dutchess County, New York, IDA, Civic Facility Revenue
        Bonds (Saint Francis Hospital), Series B, 7.25%
        due 3/01/2019                                                     1,177
-------------------------------------------------------------------------------
 1,000  Dutchess County, New York, IDA, Civic Facility Revenue
        Refunding Bonds (Bard College), Series A-2, 4.50%
        due 8/01/2036                                                       939
-------------------------------------------------------------------------------
        Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church Home), Series A:
 1,500        5.875% due 2/01/2018                                        1,510
 3,000        6% due 2/01/2028                                            3,011
-------------------------------------------------------------------------------
 2,000  Erie County, New York, IDA, Revenue Bonds (Orchard Park
        CCRC, Inc. Project), Series A, 6% due 11/15/2036                  1,957
-------------------------------------------------------------------------------
 4,000  Erie County, New York, Tobacco Asset Securitization
        Corporation, Asset-Backed Revenue Bonds, Class A, 6.25%
        due 7/15/2010 (e)                                                 4,320
-------------------------------------------------------------------------------
 2,000  Essex County, New York, IDA, Solid Waste Disposal, Revenue
        Refunding Bonds (International Paper Company), AMT,
        Series A, 5.20% due 12/01/2023                                    1,959
-------------------------------------------------------------------------------
   500  Genesee County, New York, IDA, Civic Facility Revenue
        Refunding Bonds (United Memorial Medical Center Project),
        5% due 12/01/2027                                                   468
-------------------------------------------------------------------------------
        Hempstead Town, New York, IDA, Civic Facility Revenue
        Bonds (Adelphi University Civic Facility):
 1,700        5.75% due 6/01/2022                                         1,785
 2,500        5.50% due 6/01/2032                                         2,565
-------------------------------------------------------------------------------
   430  Hudson Yards Infrastructure Corporation, New York,
        Revenue Bonds, Series A, 4.50% due 2/15/2047 (d)                    412
-------------------------------------------------------------------------------
 2,000  Long Island Power Authority, New York, Electric System
        Revenue Bonds, Series C, 5% due 9/01/2035                         2,037
-------------------------------------------------------------------------------
   850  Madison County, New York, IDA, Civic Facility Revenue
        Bonds (Colgate University Project), Series A, 5%
        due 7/01/2039 (d)                                                   873
-------------------------------------------------------------------------------
    45  Metropolitan Transportation Authority, New York,
        Commuter Facilities Revenue Refunding Bonds, Series B,
        5.125% due 7/01/2024 (a)(h)                                          46
-------------------------------------------------------------------------------
        Metropolitan Transportation Authority, New York, Revenue
        Refunding Bonds:
 2,100        RIB, Series 724X, 7.37% due 11/15/2032 (c)(g)               2,426
 4,000        Series A, 5% due 11/15/2025 (b)                             4,145
 5,000        Series B, 4.50% due 11/15/2032 (c)                          4,918
-------------------------------------------------------------------------------
 1,000  Monroe County, New York, IDA, Revenue Bonds (Southview
        Towers Project), AMT, 6.25% due 2/01/2031                         1,048
-------------------------------------------------------------------------------
   445  Monroe County, New York, IDA, Student Housing Revenue
        Bonds (Collegiate), Series A, 5.375% due 4/01/2029                  446
-------------------------------------------------------------------------------
 5,000  Monroe Tobacco Asset Securitization Corporation, New York,
        Tobacco Settlement Asset-Backed Bonds, 6.375%
        due 6/01/2010 (e)                                                 5,408
-------------------------------------------------------------------------------
   525  Nassau County, New York, IDA, Civic Facility Revenue
        Refunding Bonds (Special Needs Facilities Pooled Program),
        Series F-1, 4.90% due 7/01/2021 (i)                                 520
-------------------------------------------------------------------------------
 2,000  Nassau County, New York, Tobacco Settlement Corporation,
        Senior Asset-Backed Revenue Refunding Bonds, Series A-3,
        5% due 6/01/2035                                                  1,877
-------------------------------------------------------------------------------
        New York City, New York, City Housing Development Corporation,
        M/F Housing Revenue Bonds, AMT:
 2,500        Series A, 5.50% due 11/01/2034                              2,537
 1,220        Series C, 5.05% due 11/01/2036                              1,231
-------------------------------------------------------------------------------
 2,485  New York City, New York, City Housing Development
        Corporation, Presidential Revenue Bonds (The Animal
        Medical Center), Series A, 5.50% due 12/01/2033                   2,555
-------------------------------------------------------------------------------
        New York City, New York, City IDA, Civic Facility
        Revenue Bonds:
   505        (A Very Special Place Inc. Project), Series A, 6.125%
              due 1/01/2013                                                 515
 1,600        (A Very Special Place Inc. Project), Series A, 7%
              due 1/01/2033                                               1,672
 6,000        (PSCH Inc. Project), 6.375% due 7/01/2033                   6,272
 2,500        Series C, 6.80% due 6/01/2028                               2,685
 1,000        (Special Needs Facility Pooled Program), Series A-1,
              6.50% due 7/01/2017                                         1,031
 2,540        (Special Needs Facility Pooled Program), Series C-1,
              6.50% due 7/01/2017                                         2,627
-------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to Receipts the list at right.

AMT     Alternative Minimum Tax (subject to)
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
PILOT   Payment in Lieu of Taxes
RIB     Residual Interest Bonds
RITR    Residual Interest Trust Receipts


8        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

Schedule of Investments (continued)                               (in Thousands)

  Face
Amount  Municipal Bonds                                                  Value
===============================================================================
New York (continued)
-------------------------------------------------------------------------------
        New York City, New York, City IDA, Civic Facility Revenue
        Refunding Bonds (Special Needs Facilities Pooled Program) (i):
$1,780        Series A-1, 4.375% due 7/01/2020                         $  1,658
   210        Series A-1, 4.50% due 7/01/2030                               182
   885        Series C-1, 4.90% due 7/01/2021                               874
   525        Series C-1, 5.10% due 7/01/2031                               508
-------------------------------------------------------------------------------
        New York City, New York, City IDA, PILOT Revenue Bonds:
 2,500        (Queens Baseball Stadium Project), 5%
              due 1/01/2036 (a)                                           2,577
 1,250        (Queens Baseball Stadium Project), 5%
              due 1/01/2039 (a)                                           1,288
   500        (Yankee Stadium Project), 5% due 3/01/2036 (d)                515
   650        (Yankee Stadium Project), 5% due 3/01/2046 (b)                665
-------------------------------------------------------------------------------
        New York City, New York, City IDA, Special Facility Revenue
        Bonds, AMT:
 3,500        (1990 American Airlines Inc. Project), 5.40%
              due 7/01/2020                                               3,219
 1,000        (British Airways Plc Project), 5.25% due 12/01/2032           913
   460        (Continental Airlines Inc. Project), 7.25%
              due 11/01/2008                                                465
 1,250        (Continental Airlines Inc. Project), 8% due 11/01/2012      1,340
   250        (Continental Airlines Inc. Project), 8.375%
              due 11/01/2016                                                270
 2,000        (Continental Airlines Inc. Project), 7.75% due 8/01/2031    2,284
-------------------------------------------------------------------------------
 2,500  New York City, New York, City IDA, Special Facility Revenue
        Refunding Bonds (Terminal One Group Association Project),
        AMT, 5.50% due 1/01/2024                                          2,634
-------------------------------------------------------------------------------
        New York City, New York, City Municipal Water Finance
        Authority, Water and Sewer System Revenue Bonds:
 1,000        5% due 6/15/2036 (d)                                        1,033
 5,000        Series A, 4.25% due 6/15/2033                               4,684
-------------------------------------------------------------------------------
 1,750  New York City, New York, City Transitional Finance Authority,
        Building Aid Revenue Bonds, Series S-2, 4.50%
        due 1/15/2031 (b)                                                 1,727
-------------------------------------------------------------------------------
   170  New York City, New York, City Transitional Finance Authority,
        Future Tax-Secured Revenue Bonds, Series B, 5.50%
        due 2/01/2017                                                       181
-------------------------------------------------------------------------------
        New York City, New York, GO:
 1,965        Refunding, Series D, 5.125% due 8/01/2018 (c)               2,057
 1,000        Series A, 5% due 8/01/2030                                  1,024
 2,000        Series J, 5% due 5/15/2023                                  2,068
 2,000        Series M, 5% due 4/01/2035                                  2,038
-------------------------------------------------------------------------------
 1,300  New York City, New York, IDA, Civic Facility Revenue
        Refunding Bonds (Polytechnic University), 5.25%
        due 11/01/2037 (i)                                                1,279
-------------------------------------------------------------------------------
 2,000  New York Convention Center Development Corporation,
        New York, Revenue Bonds (Hotel Unit Fee Secured), 5%
        due 11/15/2044                                                    2,044
-------------------------------------------------------------------------------
        New York Counties Tobacco Trust I, Tobacco Pass-Thru
        Bonds, Series B:
 1,550        6.50% due 6/01/2010 (e)                                     1,682
 1,010        6.625% due 6/01/2010 (e)                                    1,099
   750        6.50% due 6/01/2035                                           779
   490        6.625% due 6/01/2042                                          508
-------------------------------------------------------------------------------
 1,000  New York Liberty Development Corporation Revenue Bonds
        (National Sports Museum Project), Series A, 6.125%
        due 2/15/2019                                                     1,018
-------------------------------------------------------------------------------
 2,000  New York State Dormitory Authority, Lease Revenue
        Refunding Bonds (Court Facilities), Series A, 5.375%
        due 5/15/2013 (e)                                                 2,183
-------------------------------------------------------------------------------
        New York State Dormitory Authority, Non-State Supported Debt,
        Revenue Refunding Bonds (Mount Sinai-NYU Medical Center Health
        System), Series A:
 3,200        6.625% due 7/01/2010                                        3,489
 1,650        6.625% due 7/01/2018 (e)                                    1,744
-------------------------------------------------------------------------------
 1,130  New York State Dormitory Authority, Non-State Supported
        Debt, Revenue Refunding Bonds (New York University
        Hospital Center), Series A, 5% due 7/01/2016                      1,147
-------------------------------------------------------------------------------
 1,000  New York State Dormitory Authority, Nursing Home
        Revenue Refunding Bonds (Menorah Campus Inc.), 6.10%
        due 2/01/2037 (l)                                                 1,022
-------------------------------------------------------------------------------
        New York State Dormitory Authority Revenue Bonds:
 1,000        (New York University), Series 1, 5.50%
              due 7/01/2022 (a)                                           1,137
 1,500        (Rochester University), Series A, 5.125%
              due 7/01/2014 (e)                                           1,635
   250        (Rochester University), Series A, 5.25% due 7/01/2023         263
   200        (Rochester University), Series A, 5.25% due 7/01/2024         210
 1,180        (School Districts Financing Program), Series E, 5.75%
              due 10/01/2030 (d)                                          1,270
 1,565        (Upstate Community Colleges), Series B, 5.25%
              due 7/01/2021                                               1,657
 2,500        (Willow Towers Inc. Project), 5.40% due 2/01/2034 (f)       2,617
-------------------------------------------------------------------------------
 5,000  New York State Dormitory Authority, State Personal Income
        Tax Revenue Bonds, Series F, 5% due 3/15/2035 (c)                 5,151
-------------------------------------------------------------------------------
 2,000  New York State Energy Research and Development
        Authority, PCR, Refunding (Central Hudson Gas and
        Electric), Series A, 5.45% due 8/01/2027 (a)                      2,075
-------------------------------------------------------------------------------
 3,000  New York State Environmental Facilities Corporation,
        Special Obligation Revenue Refunding Bonds (Riverbank
        State Park), 6.25% due 4/01/2012 (a)(p)                           3,219
-------------------------------------------------------------------------------
 2,470  New York State, GO, Series A, 4.125% due 3/01/2037 (b)            2,222
-------------------------------------------------------------------------------
        New York State, HFA, M/F Housing Revenue Bonds, AMT, Series A:
   875        (Division Street), 5.10% due 2/15/2038                        871
   645        (Kensico Terrace Apartments), 4.90% due 2/15/2038             622
   580        (Watergate II), 4.75% due 2/15/2034                           552
-------------------------------------------------------------------------------
        New York State Mortgage Agency, Homeowner Mortgage
        Revenue Bonds, AMT:
   475        Series 130, 4.80% due 10/01/2037                              451
 1,900        Series 143, 4.90% due 10/01/2037                            1,833
-------------------------------------------------------------------------------
 1,000  New York State Mortgage Agency, Homeowner Mortgage
        Revenue Refunding Bonds, AMT, Series 133, 4.95%
        due 10/01/2021                                                    1,004
-------------------------------------------------------------------------------
 2,815  New York State Mortgage Agency Revenue Bonds, AMT,
        Series 101, 5.40% due 4/01/2032                                   2,844
-------------------------------------------------------------------------------
 1,000  New York State Municipal Bond Bank Agency, Special
        School Purpose Revenue Bonds, Series C, 5.25%
        due 12/01/2022                                                    1,057
-------------------------------------------------------------------------------


        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007       9

Schedule of Investments (continued)                               (in Thousands)

  Face
Amount  Municipal Bonds                                                  Value
===============================================================================
New York (continued)
-------------------------------------------------------------------------------
$1,340  New York State Thruway Authority, General Revenue
        Refunding Bonds, Series G, 4.75% due 1/01/2030 (c)             $  1,356
-------------------------------------------------------------------------------
 2,190  New York State Thruway Authority, Highway and Bridge
        Trust Fund, Revenue Refunding Bonds, Series C, 5%
        due 4/01/2020 (a)                                                 2,291
-------------------------------------------------------------------------------
 3,800  New York State Urban Development Corporation,
        Correctional Facilities Service Contract Revenue Bonds,
        Series D, 5.25% due 1/01/2011 (c)(e)                              4,002
-------------------------------------------------------------------------------
 1,520  New York State Urban Development Corporation Revenue
        Bonds, Subordinate Lien, Corporation Purpose, Series A,
        5.125% due 7/01/2021                                              1,595
-------------------------------------------------------------------------------
        New York State Urban Development Corporation, Revenue
        Refunding Bonds:
 1,685        (Clarkson Center Advance Materials), 5.50%
              due 1/01/2020                                               1,881
 3,500        (University Facility Grants), 5.50% due 1/01/2019           3,884
-------------------------------------------------------------------------------
 3,975  Niagara County, New York, IDA, Solid Waste Disposal
        Revenue Refunding Bonds, AMT, Series A, 5.45%
        due 11/15/2026                                                    4,059
-------------------------------------------------------------------------------
 1,000  Niagara County, New York, Tobacco Asset Securitization
        Corporation, Asset-Backed Revenue Bonds, 6.25%
        due 5/15/2040                                                     1,028
-------------------------------------------------------------------------------
 1,000  North Country, New York, Development Authority, Solid
        Waste Management System, Revenue Refunding Bonds,
        6% due 5/15/2015 (c)                                              1,094
-------------------------------------------------------------------------------
        Onondaga County, New York, IDA, Revenue Bonds
        (Air Cargo), AMT:
 3,965        6.125% due 1/01/2032                                        4,091
 1,365        7.25% due 1/01/2032                                         1,443
-------------------------------------------------------------------------------
   845  Orange County, New York, IDA, Civic Facility Revenue Bonds
        (Special Needs Facilities Pooled Program), Series G-1,
        4.90% due 7/01/2021 (i)                                             839
-------------------------------------------------------------------------------
 1,000  Port Authority of New York and New Jersey, Consolidated
        Revenue Refunding Bonds, 132nd Series, 5%
        due 9/01/2025                                                     1,039
-------------------------------------------------------------------------------
   500  Rochester, New York, Housing Authority, Mortgage Revenue
        Bonds (Andrews Terrace Apartments Project), AMT, 4.70%
        due 12/20/2038 (f)                                                  468
-------------------------------------------------------------------------------
 2,300  Sachem Central School District (Holbrook), New York, GO,
        Series B, 5% due 10/15/2013 (d)(e)                                2,477
-------------------------------------------------------------------------------
 3,250  Schenectady, New York, IDA, Civic Facility Revenue
        Refunding Bonds (Union College Project), 5%
        due 7/01/2031                                                     3,346
-------------------------------------------------------------------------------
        Suffolk County, New York, IDA, Civic Facility Revenue Bonds:
 2,000        (Huntington Hospital Project), Series B, 5.875%
              due 11/01/2032                                              2,055
   135        (Special Needs Facilities Pooled Program), Series D-1,
              6.50% due 7/01/2017                                           139
   330        (Special Needs Facilities Pooled Program), Series D-1,
              4.90% due 7/01/2021 (i)                                       327
-------------------------------------------------------------------------------
 1,000  Suffolk County, New York, IDA, Civic Facility Revenue
        Refunding Bonds (Dowling College), Series A, 5%
        due 6/01/2036 (i)                                                   949
-------------------------------------------------------------------------------
 1,360  Suffolk County, New York, IDA, IDR (Keyspan -- Port
        Jefferson), AMT, 5.25% due 6/01/2027                              1,381
-------------------------------------------------------------------------------
 5,000  Suffolk County, New York, IDA, IDR, Refunding
        (Nissequogue Cogeneration Partners Facility), AMT, 5.50%
        due 1/01/2023                                                     4,779
-------------------------------------------------------------------------------
 7,155  Suffolk County, New York, IDA, Solid Waste Disposal Facility,
        Revenue Refunding Bonds (Ogden Martin System
        Huntington Project), AMT, 6.25% due 10/01/2012 (a)                7,915
-------------------------------------------------------------------------------
   330  Sullivan County, New York, IDA, Civic Facility Revenue
        Bonds (Special Needs Facilities Pooled Program), Series H-1,
        4.90% due 7/01/2021 (i)                                             327
-------------------------------------------------------------------------------
        Tobacco Settlement Financing Corporation of New York
        Revenue Bonds:
 1,455        Series A-1, 5.25% due 6/01/2020 (a)                         1,547
 1,100        Series C-1, 5.50% due 6/01/2022                             1,172
-------------------------------------------------------------------------------
        Tompkins County, New York, IDA, Care Community Revenue
        Refunding Bonds (Kendal at Ithaca), Series A-2:
   900        5.75% due 7/01/2018                                           906
 1,000        6% due 7/01/2024                                            1,007
-------------------------------------------------------------------------------
        Triborough Bridge and Tunnel Authority, New York, Revenue
        Refunding Bonds:
 3,900        5.25% due 11/15/2023 (d)                                    4,144
 2,000        Series B, 5% due 11/15/2027                                 2,055
 1,000        Series B, 5.125% due 11/15/2029                             1,044
 2,290        Series B, 5% due 11/15/2032 (d)                             2,353
-------------------------------------------------------------------------------
        Troy, New York, City School District, GO, Refunding (c):
   765        5.75% due 7/15/2017                                           815
   805        5.75% due 7/15/2018                                           857
   850        5.75% due 7/15/2019                                           905
-------------------------------------------------------------------------------
        Utica, New York, IDA, Civic Facility Revenue Bonds:
 1,000        (Munson, Williams, Proctor Institute), 5.375%
              due 7/15/2020                                               1,062
 1,210        (Munson, Williams, Proctor Institute), 5.40%
              due 7/15/2030                                               1,275
 1,505        (Utica College Project), Series A, 5.75% due 8/01/2028      1,515
-------------------------------------------------------------------------------
 1,000  Webster, New York, Central School District, GO, Refunding,
        5% due 6/15/2023 (c)                                              1,045
-------------------------------------------------------------------------------
   350  Westchester County, New York, IDA, Civic Facility Revenue
        Bonds (Special Needs Facilities Pooled Program), Series E-1,
        4.90% due 7/01/2021 (i)                                             347
-------------------------------------------------------------------------------
 5,200  Westchester County, New York, IDA, Continuing Care
        Retirement, Mortgage Revenue Bonds (Kendal on Hudson
        Project), Series A, 6.50% due 1/01/2034                           5,424
-------------------------------------------------------------------------------
        Willsboro, New York, Central School District, GO,
        Refunding (b):
   655        5.75% due 6/15/2026                                           701
   690        5.75% due 6/15/2027                                           738
   730        5.75% due 6/15/2028                                           781
   770        5.75% due 6/15/2029                                           823
-------------------------------------------------------------------------------
 1,000  Yonkers, New York, IDA, Revenue Bonds (Sacred Heart
        Associates, LP Project), AMT, Series A, 5% due 10/01/2037           994
===============================================================================
Guam -- 0.7%
-------------------------------------------------------------------------------
 2,000  Guam Government Waterworks Authority, Water and
        Wastewater System, Revenue Refunding Bonds, 5.875%
        due 7/01/2035                                                     2,042


10        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

Schedule of Investments (concluded)                               (in Thousands)

  Face
Amount  Municipal Bonds                                                  Value
===============================================================================
Puerto Rico -- 6.2%
-------------------------------------------------------------------------------
$1,000  Children's Trust Fund Project of Puerto Rico, Tobacco
        Settlement Revenue Refunding Bonds, 5.625%
        due 5/15/2043                                                  $  1,004
-------------------------------------------------------------------------------
 4,750  Puerto Rico Commonwealth, GO, Refunding, RITR, Class R,
        Series 3, 7.271% due 7/01/2016 (d)(g)                             5,294
-------------------------------------------------------------------------------
 7,470  Puerto Rico Commonwealth Infrastructure Financing
        Authority, Special Tax and Capital Appreciation Revenue
        Bonds, Series A, 4.77% due 7/01/2042 (b)(o)                       1,349
-------------------------------------------------------------------------------
 1,000  Puerto Rico Commonwealth, Public Improvement, GO,
        Refunding, Series B, 5.25% due 7/01/2032                          1,030
-------------------------------------------------------------------------------
 1,000  Puerto Rico Electric Power Authority, Power Revenue Bonds,
        Trust Receipts, Class R, Series 16 HH, 7.271%
        due 7/01/2013 (c)(g)                                              1,136
-------------------------------------------------------------------------------
 1,000  Puerto Rico Industrial, Medical and Environmental Pollution
        Control Facilities Financing Authority, Special Facilities
        Revenue Bonds (American Airlines Inc.), Series A, 6.45%
        due 12/01/2025                                                    1,007
-------------------------------------------------------------------------------
        Puerto Rico Industrial, Tourist, Educational, Medical and
        Environmental Control Facilities Revenue Bonds:
 1,420        (Cogeneration Facility -- AES Puerto Rico Project), AMT,
              6.625% due 6/01/2026                                        1,511
 1,000        (University Plaza Project), Series A, 5%
              due 7/01/2033 (d)                                           1,027
-------------------------------------------------------------------------------
 3,700  Puerto Rico Public Buildings Authority, Government
        Facilities Revenue Refunding Bonds, Series I, 5.25%
        due 7/01/2033                                                     3,801
===============================================================================
U.S. Virgin Islands -- 1.7%
-------------------------------------------------------------------------------
 4,500  Virgin Islands Government Refinery Facilities, Revenue
        Refunding Bonds (Hovensa Coker Project), AMT, 6.50%
        due 7/01/2021                                                     4,789
-------------------------------------------------------------------------------
        Total Municipal Bonds (Cost -- $252,265) -- 94.7%               262,996
===============================================================================

  Face
Amount  Municipal Bonds Held in Trust (n)                                 Value
===============================================================================
New York -- 6.6%
-------------------------------------------------------------------------------
$4,950  New York Convention Center Development Corporation,
        New York, Revenue Bonds (Hotel Unit Fee Secured), 5%
        due 11/15/2035 (a)                                              $ 5,100
-------------------------------------------------------------------------------
        Port Authority of New York and New Jersey, Special Obligation
        Revenue Bonds, AMT, Series 6 (d):
 5,250        (JFK International Air Terminal), 6.25%
              due 12/01/2010                                              5,775
 2,555        (JFK International Air Terminal), 6.25%
              due 12/01/2011                                              2,811
 1,575        (Special Project -- JFK International Air Terminal),
              6.25% due 12/01/2013                                        1,733
 2,620        (Special Project -- JFK International Air Terminal),
              6.25% due 12/01/2014                                        2,882
-------------------------------------------------------------------------------
        Total Municipal Bonds Held in Trust
        (Cost -- $17,932) -- 6.6%                                        18,301
===============================================================================

===============================================================================
Shares
  Held  Short-Term Securities
===============================================================================
 1,105  CMA New York Municipal Money Fund, 3.25% (k)(m)                   1,105
-------------------------------------------------------------------------------
        Total Short-Term Securities
        (Cost -- $1,105) -- 0.4%                                          1,105
===============================================================================
Total Investments (Cost -- $271,302*) -- 101.7%                         282,402
Other Assets Less Liabilities -- 1.4%                                     3,808
Liability for Trust Certificates, Including
Interest Expense Payable -- (3.1%)                                       (8,584)
                                                                       --------
Net Assets -- 100.0%                                                   $277,626
                                                                       ========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .............................................    $ 262,675
                                                                      =========
      Gross unrealized appreciation ..............................    $  12,521
      Gross unrealized depreciation ..............................       (1,269)
                                                                      ---------
      Net unrealized appreciation ................................    $  11,252
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f)   GNMA Collateralized.
(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(h)   Escrowed to maturity.
(i)   ACA Insured.
(j)   Radian Insured.
(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net              Dividend
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund               1,080               $78
      --------------------------------------------------------------------------

(l)   FHA Insured.
(m)   Represents the current yield as of September 30, 2007.
(n) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1(c) to Financial Statements for details of municipal bonds held in trust.
(o) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(p) All or a portion of security held as collateral in connection with open financial futures contracts.
o     Financial futures contracts sold as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                          Expiration       Face       Unrealized
      Contracts       Issue                 Date         Value      Appreciation
      --------------------------------------------------------------------------
         45           30-Year U.S.        December
                      Treasury Bond         2007        $5,122          $111
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007       11

Statement of Assets and Liabilities

As of September 30, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (identified cost -- $270,196,681) ................                    $281,296,922
Investments in affiliated securities, at value (identified cost -- $1,104,885) ....................                       1,104,885
Cash ..............................................................................................                          43,721
Receivables:
      Interest ....................................................................................    $  4,518,814
      Beneficial interests sold ...................................................................         511,986
      Securities sold .............................................................................         165,000       5,195,800
                                                                                                       ------------
Prepaid expenses ..................................................................................                          44,514
                                                                                                                       ------------
Total assets ......................................................................................                     287,685,842
                                                                                                                       ------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Trust certificates ................................................................................                       8,475,000
Payables:
      Dividends to shareholders ...................................................................         887,527
      Beneficial interests redeemed ...............................................................         328,640
      Investment adviser ..........................................................................         124,609
      Interest expense ............................................................................         109,332
      Distributor .................................................................................          40,911
      Other affiliates ............................................................................          22,657       1,513,676
                                                                                                       ------------
Accrued expenses ..................................................................................                          71,232
                                                                                                                       ------------
Total liabilities .................................................................................                      10,059,908
                                                                                                                       ------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets ........................................................................................                    $277,625,934
                                                                                                                       ============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                     $    137,688
Investor A Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ...                         110,269
Investor A1 Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ..                       1,885,041
Investor BShares of beneficial interest, $.10 par value, unlimited number of shares authorized ....                         232,965
Investor CShares of beneficial interest, $.10 par value, unlimited number of shares authorized ....                          42,517
Investor C1Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ...                         150,856
Paid-in capital in excess of par ..................................................................                     279,912,390
Undistributed investment income -- net ............................................................    $    583,535
Accumulated realized capital losses -- net ........................................................     (16,640,914)
Unrealized appreciation -- net ....................................................................      11,211,587
                                                                                                       ------------
Total accumulated losses -- net ...................................................................                      (4,845,792)
                                                                                                                       ------------
Net assets ........................................................................................                    $277,625,934
                                                                                                                       ============

Net Asset Value

Institutional -- Based on net assets of $14,926,672 and 1,376,884 shares of beneficial
interest outstanding ..............................................................................                    $      10.84
                                                                                                                       ============
Investor A -- Based on net assets of $11,964,355 and 1,102,687 shares of beneficial
interest outstanding ..............................................................................                    $      10.85
                                                                                                                       ============
Investor A1 -- Based on net assets of $204,496,680 and 18,850,412 shares of beneficial
interest outstanding ..............................................................................                    $      10.85
                                                                                                                       ============
Investor B -- Based on net assets of $25,263,822 and 2,329,655 shares of beneficial
interest outstanding ..............................................................................                    $      10.84
                                                                                                                       ============
Investor C -- Based on net assets of $4,610,655 and 425,170 shares of beneficial
interest outstanding ..............................................................................                    $      10.84
                                                                                                                       ============
Investor C1 -- Based on net assets of $16,363,750 and 1,508,556 shares of beneficial
interest outstanding ..............................................................................                    $      10.85
                                                                                                                       ============

See Notes to Financial Statements.


12        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

Statement of Operations

For the Year Ended September 30, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest ..........................................................................................                    $ 14,983,104
Dividends from affiliates .........................................................................                          78,257
                                                                                                                       ------------
Total income ......................................................................................                      15,061,361
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees ..........................................................................    $  1,547,214
Interest expense and fees .........................................................................         333,572
Service fees -- Investor A1 .......................................................................         213,059
Service and distribution fees -- Investor B .......................................................         148,766
Accounting services ...............................................................................         113,864
Service and distribution fees -- Investor C1 ......................................................         104,600
Transfer agent fees -- Investor A1 ................................................................          98,661
Printing and shareholder reports ..................................................................          93,345
Professional fees .................................................................................          46,014
Registration fees .................................................................................          42,781
Pricing fees ......................................................................................          21,087
Custodian fees ....................................................................................          19,543
Service and distribution fees -- Investor C .......................................................          18,823
Trustees' fees and expenses .......................................................................          18,622
Transfer agent fees -- Investor B .................................................................          16,714
Service fees -- Investor A ........................................................................          15,113
Transfer agent fees -- Investor C1 ................................................................           7,712
Transfer agent fees -- Institutional ..............................................................           6,000
Transfer agent fees -- Investor A .................................................................           3,869
Transfer agent fees -- Investor C .................................................................           1,113
Other .............................................................................................          33,171
                                                                                                       ------------
Total expenses before reimbursement ...............................................................       2,903,643
Reimbursement of expenses .........................................................................         (10,145)
                                                                                                       ------------
Total expenses after reimbursement ................................................................                       2,893,498
                                                                                                                       ------------
Investment income -- net ..........................................................................                      12,167,863
                                                                                                                       ------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on:
      Investments -- net ..........................................................................       1,279,623
      Financial futures contracts -- net ..........................................................        (223,738)      1,055,885
                                                                                                       ------------
Change in unrealized appreciation/depreciation on:
      Investments -- net ..........................................................................      (7,915,107)
      Financial futures contracts -- net ..........................................................         203,660      (7,711,447)
                                                                                                       ----------------------------
Total realized and unrealized loss -- net .........................................................                      (6,655,562)
                                                                                                                       ------------
Net Increase in Net Assets Resulting from Operations ..............................................                    $  5,512,301
                                                                                                                       ============

See Notes to Financial Statements.


        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007       13

Statements of Changes in Net Assets

                                                                                                            For the Year Ended
                                                                                                               September 30,
                                                                                                       ----------------------------
Increase (Decrease) in Net Assets:                                                                         2007            2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net ..........................................................................    $ 12,167,863    $ 10,750,238
Realized gain -- net ..............................................................................       1,055,885       1,172,122
Change in unrealized appreciation/depreciation -- net .............................................      (7,711,447)      1,147,405
                                                                                                       ----------------------------
Net increase in net assets resulting from operations ..............................................       5,512,301      13,069,765
                                                                                                       ----------------------------
===================================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net:
      Institutional ...............................................................................        (580,129)       (505,899)
      Investor A ..................................................................................        (254,373)             --
      Investor A1 .................................................................................      (9,328,279)     (7,854,809)
      Investor B ..................................................................................      (1,180,558)     (1,632,651)
      Investor C ..................................................................................         (65,246)             --
      Investor C1 .................................................................................        (676,159)       (691,341)
                                                                                                       ----------------------------
Net decrease in net assets resulting from dividends to shareholders ...............................     (12,084,744)    (10,684,700)
                                                                                                       ----------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from beneficial interest transactions ...............      (4,023,200)     71,338,738
                                                                                                       ----------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ...........................................................     (10,595,643)     73,723,803
Beginning of year .................................................................................     288,221,577     214,497,774
                                                                                                       ----------------------------
End of year* ......................................................................................    $277,625,934    $288,221,577
                                                                                                       ============================
       * Undistributed investment income -- net ...................................................    $    583,535    $    500,416
                                                                                                       ============================

      See Notes to Financial Statements.


14        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

Financial Highlights


                                                                                                                       Investor A
                                                                                  Institutional                     ----------------
                                                              ----------------------------------------------------   For the Period
                                                                        For the Year Ended September 30,            October 2, 2006+
The following per share data and ratios have been derived     ----------------------------------------------------  to September 30,
from information provided in the financial statements.          2007       2006       2005       2004       2003          2007
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................ $  11.10   $  11.05   $  11.03   $  11.23   $  11.46     $  11.10
                                                              ----------------------------------------------------     -------------
Investment income -- net**** ................................      .49        .51        .54        .54        .55          .46
Realized and unrealized gain (loss) -- net ..................     (.26)       .04        .02       (.20)      (.23)        (.25)
                                                              ----------------------------------------------------     -------------
Total from investment operations ............................      .23        .55        .56        .34        .32          .21
                                                              ----------------------------------------------------     -------------
Less dividends and distributions:
      Investment income -- net ..............................     (.49)      (.50)      (.54)      (.54)      (.55)        (.46)
      Realized gain -- net ..................................       --         --         --         --++       --           --
                                                              ----------------------------------------------------     -------------
Total dividends and distributions ...........................     (.49)      (.50)      (.54)      (.54)      (.55)        (.46)
                                                              ----------------------------------------------------     -------------
Net asset value, end of period .............................. $  10.84   $  11.10   $  11.05   $  11.03   $  11.23     $  10.85
                                                              ====================================================     =============
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ..........................     2.12%      5.19%      5.15%      3.15%      2.89%        1.93%@
                                                              ====================================================     =============
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding interest expense      .73%       .74%       .74%       .74%       .74%         .99%*
                                                              ====================================================     =============
Expenses, net of reimbursement ..............................      .85%       .90%       .89%       .82%       .83%        1.10%*
                                                              ====================================================     =============
Expenses*** .................................................      .85%       .90%       .89%       .83%       .83%        1.10%*
                                                              ====================================================     =============
Investment income -- net ....................................     4.51%      4.64%      4.89%      4.90%      4.92%        4.27%*
                                                              ====================================================     =============
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .................... $ 14,927   $ 10,995   $ 10,593   $ 10,332   $ 10,275     $ 11,964
                                                              ====================================================     =============
Portfolio turnover ..........................................       19%        46%        24%        20%        49%          19%
                                                              ====================================================     =============

*     Annualized.
**    Total investment returns exclude the effects of any sales charges.
***   Represents total expenses before reimbursement.
****  Based on average shares outstanding.
+     Commencement of operations.
++    Amount is less than $(.01) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007       15

                                                                           Investor A1
The following per share data                    ----------------------------------------------------------------
and ratios have been derived                                    For the Year Ended September 30,
from information provided in                    ----------------------------------------------------------------
the financial statements.                         2007          2006          2005          2004          2003
================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .........    $  11.10      $  11.05      $  11.03      $  11.23      $  11.45
                                                ----------------------------------------------------------------
Investment income -- net*** ................         .49           .50           .53           .53           .54
Realized and unrealized gain (loss) -- net .        (.26)          .04           .02          (.20)         (.22)
                                                ----------------------------------------------------------------
Total from investment operations ...........         .23           .54           .55           .33           .32
                                                ----------------------------------------------------------------
Less dividends and distributions:
      Investment income -- net .............        (.48)         (.49)         (.53)         (.53)         (.54)
      Realized gain -- net .................          --            --            --            --+           --
                                                ----------------------------------------------------------------
Total dividends and distributions ..........        (.48)         (.49)         (.53)         (.53)         (.54)
                                                ----------------------------------------------------------------
Net asset value, end of year ...............    $  10.85      $  11.10      $  11.05      $  11.03      $  11.23
                                                ================================================================
================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........        2.11%         5.08%         5.05%         3.05%         2.89%
                                                ================================================================
================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding
   interest expense ........................         .83%          .84%          .84%          .84%          .84%
                                                ================================================================
Expenses, net of reimbursement .............         .95%          .99%          .99%          .92%          .93%
                                                ================================================================
Expenses** .................................         .95%         1.00%          .99%          .93%          .93%
                                                ================================================================
Investment income -- net ...................        4.40%         4.52%         4.79%         4.79%         4.83%
                                                ================================================================
================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .....    $204,497      $223,322      $141,319      $145,532      $150,395
                                                ================================================================
Portfolio turnover .........................          19%           46%           24%           20%           49%
                                                ================================================================

                                                                           Investor B
The following per share data                    ----------------------------------------------------------------
and ratios have been derived                                    For the Year Ended September 30,
from information provided in                    ----------------------------------------------------------------
the financial statements.                         2007          2006          2005          2004          2003
================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .........    $  11.10      $  11.06      $  11.04      $  11.23      $  11.46
                                                ----------------------------------------------------------------
Investment income -- net*** ................         .44           .45           .49           .49           .50
Realized and unrealized gain (loss) -- net .        (.26)          .04           .01          (.20)         (.24)
                                                ----------------------------------------------------------------
Total from investment operations ...........         .18           .49           .50           .29           .26
                                                ----------------------------------------------------------------
Less dividends and distributions:
      Investment income -- net .............        (.44)         (.45)         (.48)         (.48)         (.49)
      Realized gain -- net .................          --            --            --            --+           --
                                                ----------------------------------------------------------------
Total dividends and distributions ..........        (.44)         (.45)         (.48)         (.48)         (.49)
                                                ----------------------------------------------------------------
Net asset value, end of year ...............    $  10.84      $  11.10      $  11.06      $  11.04      $  11.23
                                                ================================================================
================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........        1.60%         4.56%         4.62%         2.72%         2.38%
                                                ================================================================
================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding
   interest expense ........................        1.24%         1.25%         1.25%         1.25%         1.25%
                                                ================================================================
Expenses, net of reimbursement .............        1.36%         1.41%         1.40%         1.33%         1.33%
                                                ================================================================
Expenses** .................................        1.36%         1.41%         1.40%         1.33%         1.34%
                                                ================================================================
Investment income -- net ...................        3.99%         4.14%         4.38%         4.39%         4.41%
                                                ================================================================
================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .....    $ 25,264      $ 34,921      $ 45,506      $ 57,409      $ 78,510
                                                ================================================================
Portfolio turnover .........................          19%           46%           24%           20%           49%
                                                ================================================================

*     Total investment returns exclude the effects of sales charges.
**    Represents total expenses before reimbursement.
***   Based on average shares outstanding.
+     Amount is less than $(.01) per share.

      See Notes to Financial Statements.


16        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

Financial Highlights (concluded)

                                                                Investor C
                                                             ----------------                     Investor C1
                                                              For the Period  -----------------------------------------------------
                                                             October 2, 2006+           For the Year Ended September 30,
The following per share data and ratios have been derived    to September 30, -----------------------------------------------------
from information provided in the financial statements.             2007         2007       2006       2005       2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................   $  11.10      $  11.10   $  11.06   $  11.04   $  11.24    $  11.46
                                                                --------      -----------------------------------------------------
Investment income -- net**** ................................        .37           .43        .44        .48        .48         .48
Realized and unrealized gain (loss) -- net ..................       (.25)         (.25)       .04        .01       (.21)       (.22)
                                                                --------      -----------------------------------------------------
Total from investment operations ............................        .12           .18        .48        .49        .27         .26
                                                                --------      -----------------------------------------------------
Less dividends and distributions:
      Investment income -- net ..............................       (.38)         (.43)      (.44)      (.47)      (.47)       (.48)
      Realized gain -- net ..................................         --            --         --         --         --++        --
                                                                --------      -----------------------------------------------------
Total dividends and distributions ...........................       (.38)         (.43)      (.44)      (.47)      (.47)       (.48)
                                                                --------      -----------------------------------------------------
Net asset value, end of period ..............................   $  10.84      $  10.85   $  11.10   $  11.06   $  11.04    $  11.24
                                                                ========      =====================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share ..........................       1.08%@        1.61%      4.46%      4.52%      2.53%       2.38%
                                                                ========      =====================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding interest expense       1.74%*        1.33%      1.35%      1.35%      1.35%       1.34%
                                                                ========      =====================================================
Expenses, net of reimbursement ..............................       1.85%*        1.45%      1.50%      1.50%      1.43%       1.43%
                                                                ========      =====================================================
Expenses*** .................................................       1.85%*        1.45%      1.51%      1.50%      1.43%       1.44%
                                                                ========      =====================================================
Investment income -- net ....................................       3.52%*        3.91%      4.03%      4.28%      4.29%       4.32%
                                                                ========      =====================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ....................   $  4,611      $ 16,364   $ 18,984   $ 17,080   $ 17,309    $ 16,729
                                                                ========      =====================================================
Portfolio turnover ..........................................         19%           19%        46%        24%        20%         49%
                                                                ========      =====================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Represents total expenses before reimbursement.
****  Based on average shares outstanding.
+     Commencement of operations.
++    Amount is less than $(.01) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007       17

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock New York Municipal Bond Fund (the "Fund") is a series of the BlackRock Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Newly created Investor A and Investor C Shares commenced operations on October 2, 2006. Institutional Shares are sold only to eligible investors. Shares of Investor A and Investor A1 are sold with a front-end sales charge. Shares of Investor B, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor A1, Investor B, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A1 distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values as obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Trustees. Such valuations and procedures are reviewed periodically by the Board of Trustees of the Trust. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange-traded options are valued at the mean price and previously were valued at the last sale price. In the case of options traded in the OTC market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued by quoted fair values received daily by the Fund's pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward interest rate swaps -- The Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement.

o Swaps -- The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.


18        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

(c) Municipal bonds held in trust -- The Fund invests in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. Certain transfers of the municipal securities to a TOB do not qualify for sale treatment under Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," therefore the municipal securities deposited into a TOB are presented in the Fund's schedule of investments and the proceeds from the transaction are reported as a liability for trust certificates of the Fund. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At September 30, 2007, the aggregate value of the underlying municipal securities transferred to TOBs was $18,301,248, the related liability for trust certificates was $8,475,000 and the range of interest rates on the liability of trust certificates was 3.704% to 3.735%.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund's investments in TOB Residuals likely will adversely affect the Fund's investment income -- net and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund's net asset value per share.

While the Fund's investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund's management believes that the Fund's restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

(f) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(g) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(i) Expenses -- Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.


        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007       19

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Trust has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion. The Manager has agreed to reimburse its management fee by the amount of management fees the Fund pays to the Manager indirectly through its investment in CMA New York Municipal Money Fund. For the year ended September 30, 2007, the Manager reimbursed the Fund in the amount of $10,145.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                 Service            Distribution
                                                   Fee                  Fee
--------------------------------------------------------------------------------
Investor A ..................................     .25%                  --
Investor A1 .................................     .10%                  --
Investor B ..................................     .25%                  .25%
Investor C ..................................     .25%                  .75%
Investor C1 .................................     .25%                  .35%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and an affiliate of each Distributor, provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor A1, Investor B, Investor C and Investor C1 shareholders. The ongoing distribution fee compensates each Distributor and MLPF&S for providing shareholder servicing and distribution-related services to Investor B, Investor C and Investor C1 shareholders.

For the year ended September 30, 2007, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of each of the Fund's Investor A and Investor A1 Shares, which totaled $113,957 and $24, respectively.

For the year ended September 30, 2007, affiliates received contingent deferred sales charges of $10,427, $101 and $700 relating to transactions in Investor B, Investor C and Investor C1 Shares, respectively.

Furthermore, affiliates received contingent deferred sales charges of $576 relating to transactions subject to front-end sales charge waivers in Investor A1 Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended September 30, 2007, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                     Call Center
                                                                        Fees
--------------------------------------------------------------------------------
Institutional .................................................       $  216
Investor A ....................................................       $  313
Investor A1 ...................................................       $6,783
Investor B ....................................................       $1,217
Investor C ....................................................       $   33
Investor C1 ...................................................       $  389
--------------------------------------------------------------------------------

For the year ended September 30, 2007, the Fund reimbursed the Manager $5,281 for certain accounting services.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 2007 were $55,502,074 and $58,863,334, respectively.


20        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $(4,023,200)and $71,338,738 for the years ended September 30, 2007 and September 30, 2006, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended September 30, 2007                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................         563,362     $  6,200,599
Shares issued to shareholders in reinvestment
  of dividends ...............................          22,248          244,891
                                                  -----------------------------
Total issued .................................         585,610        6,445,490
Shares redeemed ..............................        (199,561)      (2,176,094)
                                                  -----------------------------
Net increase .................................         386,049     $  4,269,396
                                                  =============================

--------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended September 30, 2006                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................         283,451     $  3,105,770
Shares issued to shareholders in reinvestment
  of dividends ...............................          19,589          214,809
                                                  -----------------------------
Total issued .................................         303,040        3,320,579
Shares redeemed ..............................        (270,457)      (2,963,950)
                                                  -----------------------------
Net increase .................................          32,583     $    356,629
                                                  =============================

--------------------------------------------------------------------------------
Investor A Shares for the Period                                      Dollar
October 2, 2006+ to September 30, 2007                Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................       1,159,552     $ 12,798,513
Shares issued to shareholders in reinvestment
  of dividends ...............................          11,371          124,414
                                                  -----------------------------
Total issued .................................       1,170,923       12,922,927
Shares redeemed ..............................         (68,236)        (742,952)
                                                  -----------------------------
Net increase .................................       1,102,687     $ 12,179,975
                                                  =============================

+     Commencement of operations.

--------------------------------------------------------------------------------
Investor A1 Shares for the Year                                       Dollar
Ended September 30, 2007                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................         493,948     $  5,431,046
Shares issued to shareholders in reinvestment
  of dividends ...............................         501,703        5,534,705
                                                  -----------------------------
Total issued .................................         995,651       10,965,751
Shares redeemed ..............................      (2,256,844)     (24,905,480)
                                                  -----------------------------
Net decrease .................................      (1,261,193)    $(13,939,729)
                                                  =============================

--------------------------------------------------------------------------------
Investor A1 Shares for the Year                                       Dollar
Ended September 30, 2006                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................         652,209     $  7,185,635
Automatic conversion of shares ...............         523,681        5,733,661
Shares issued resulting from reorganization ..       7,992,857       87,042,207
Shares issued to shareholders in reinvestment
  of dividends ...............................         374,438        4,106,121
                                                  -----------------------------
Total issued .................................       9,543,185      104,067,624
Shares redeemed ..............................      (2,218,785)     (24,289,237)
                                                  -----------------------------
Net increase .................................       7,324,400     $ 79,778,387
                                                  =============================

--------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended September 30, 2007                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................          62,337     $    688,504
Shares issued to shareholders in reinvestment
  of dividends ...............................          53,584          591,518
                                                  -----------------------------
Total issued .................................         115,921        1,280,022
Shares redeemed ..............................        (932,308)     (10,266,350)
                                                  -----------------------------
Net decrease .................................        (816,387)    $ (8,986,328)
                                                  =============================

--------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended September 30, 2006                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................          81,049     $    888,958
Shares issued to shareholders in reinvestment
  of dividends ...............................          75,528          828,579
                                                  -----------------------------
Total issued .................................         156,577        1,717,537
                                                  -----------------------------
Automatic conversion of shares ...............        (523,422)      (5,733,661)
Shares redeemed ..............................        (602,227)      (6,602,676)
                                                  -----------------------------
Total redeemed ...............................      (1,125,649)     (12,336,337)
                                                  -----------------------------
Net decrease .................................        (969,072)    $(10,618,800)
                                                  =============================

--------------------------------------------------------------------------------
Investor C Shares for the Period                                      Dollar
October 2, 2006+ to September 30, 2007                Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................         426,707     $  4,696,020
Shares issued to shareholders in reinvestment
  of dividends ...............................           4,448           48,645
                                                  -----------------------------
Total issued .................................         431,155        4,744,665
Shares redeemed ..............................          (5,985)         (65,594)
                                                  -----------------------------
Net increase .................................         425,170     $  4,679,071
                                                  =============================

+     Commencement of operations.

--------------------------------------------------------------------------------
Investor C1 Shares for the Year                                       Dollar
Ended September 30, 2007                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................             128     $      1,415
Shares issued to shareholders in reinvestment
  of dividends ...............................          39,561          436,364
                                                  -----------------------------
Total issued .................................          39,689          437,779
Shares redeemed ..............................        (240,915)      (2,663,364)
                                                  -----------------------------
Net decrease .................................        (201,226)    $ (2,225,585)
                                                  =============================


        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007       21

Notes to Financial Statements (concluded)

--------------------------------------------------------------------------------
Investor C1 Shares for the Year                                       Dollar
Ended September 30, 2006                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................         494,616     $  5,430,483
Shares issued to shareholders in reinvestment
  of dividends ...............................          39,076          428,802
                                                  -----------------------------
Total issued .................................         533,692        5,859,285
Shares redeemed ..............................        (368,012)      (4,036,763)
                                                  -----------------------------
Net increase .................................         165,680     $  1,822,522
                                                  =============================

5. Short-Term Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the year ended September 30, 2007.

6. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended September 30, 2007 and September 30, 2006 was as follows:

-----------------------------------------------------------------------------
                                               9/30/2007            9/30/2006
-----------------------------------------------------------------------------
Distributions paid from:
  Tax-exempt income ......................   $12,084,744          $10,684,700
                                             --------------------------------
Total distributions ......................   $12,084,744          $10,684,700
                                             ================================

As of September 30, 2007, the components of accumulated losses on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed tax-exempt income -- net ......................    $    271,841
Undistributed long-term capital gains -- net ................              --
                                                                 ------------
Total undistributed earnings -- net .........................         271,841
Capital loss carryforward ...................................     (16,070,758)*
Unrealized gains -- net .....................................      10,953,125**
                                                                 ------------
Total accumulated losses -- net .............................    $ (4,845,792)
                                                                 ============

* On September 30, 2007, the Fund had a net capital loss carryforward of $16,070,758, of which $7,135,551 expires in 2009 and $8,935,207 expires in
      2013. This amount will be available to offset like amounts of any future taxable gains.

** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the difference between the book and tax treatment of residual interests in tender option bonds.


22        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock New York Municipal Bond Fund, one of the portfolios constituting BlackRock Multi-State Municipal Series Trust (the "Trust"), as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
November 28, 2007

Important Tax Information (Unaudited)

All of the net investment income distributions paid monthly by BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust during the taxable year ended September 30, 2007 qualify as tax-exempt interest dividends for federal income tax purposes.


        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007       23

Officers and Trustees as of September 30, 2007

                                                                                               Number of
                                                                                               Funds and
                                                                                               Portfolios in
                           Position(s)  Length of                                              Fund Complex    Other Public
Name, Address              Held with    Time                                                   Overseen by     Directorships
and Year of Birth          Fund         Served   Principal Occupation(s) During Past 5 Years   Trustee         Held by Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.*       Trust        2005 to  Vice Chairman and Director of BlackRock,      120 Funds       None
P.O. Box 9011              President    2007     Inc., Global Chief Investment Officer for     161 Portfolios
Princeton, NJ 08543-9011   and                   Equities, Chairman of the BlackRock Retail
1954                       Trustee               Operating Committee, and member of the
                                                 BlackRock Executive Committee since 2006;
                                                 President of the funds advised by Merrill
                                                 Lynch Investment Managers, L.P. ("MLIM") and
                                                 its affiliates ("MLIM/FAM-advised funds")
                                                 from 2005 to 2006 and Chief Investment
                                                 Officer thereof from 2001 to 2006; President
                                                 of MLIM and Fund Asset Management, L.P.
                                                 ("FAM") from 2001 to 2006; Co-Head (Americas
                                                 Region) thereof from 2000 to 2001 and Senior
                                                 Vice President from 1999 to 2001; President
                                                 and Director of Princeton Services, Inc.
                                                 ("Princeton Services") and President of
                                                 Princeton Administrators, L.P. ("Princeton
                                                 Administrators") from 2001 to 2006; Chief
                                                 Investment Officer of OppenheimerFunds, Inc.
                                                 in 1999 and Executive Vice President thereof
                                                 from 1991 to 1999.
                           ---------------------------------------------------------------------------------------------------------
                           *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.
====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha**        Trustee      1995 to  Director, The China Business Group, Inc.      37 Funds        None
P.O. Box 9095                           present  since 1996 and Executive Vice President       57 Portfolios
Princeton, NJ 08543-9095                         thereof from 1996 to 2003; Chairman of the
1944                                             Board, Berkshire Holding Corporation since
                                                 1980; Partner, Squire, Sanders & Dempsey (a
                                                 law firm) from 1980 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot           Trustee      2005 to  Professor, Harvard University since 1992;     37 Funds        None
P.O. Box 9095                           present  Professor, Massachusetts Institute of         57 Portfolios
Princeton, NJ 08543-9095                         Technology from 1986 to 1992.
1957
------------------------------------------------------------------------------------------------------------------------------------


24        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

                                                                                               Number of
                                                                                               Funds and
                                                                                               Portfolios in
                           Position(s)  Length of                                              Fund Complex    Other Public
Name, Address              Held with    Time                                                   Overseen by     Directorships
and Year of Birth          Fund         Served   Principal Occupation(s) During Past 5 Years   Trustee         Held by Trustee
====================================================================================================================================
Independent Trustees* (continued)
------------------------------------------------------------------------------------------------------------------------------------
Joe Grills**               Trustee      2002 to  Member of the Committee of Investment of      37 Funds        Kimco Realty
P.O. Box 9095                           2007     Employee Benefit Assets of the Association    57 Portfolios   Corporation
Princeton, NJ 08543-9095                         of Financial Professionals ("CIEBA") since
1935                                             1986; Member of CIEBA's Executive Committee
                                                 since 1988 and its Chairman from 1991 to
                                                 1992; Assistant Treasurer of International
                                                 Business Machines Corporation ("IBM") and
                                                 Chief Investment Officer of IBM Retirement
                                                 Funds from 1986 to 1993; Member of the
                                                 Investment Advisory Committee of the State
                                                 of New York Common Retirement Fund from 1989
                                                 to 2006; Member of the Investment Advisory
                                                 Committee of the Howard Hughes Medical
                                                 Institute from 1997 to 2000; Director, Duke
                                                 University Management Company from 1992 to
                                                 2004, Vice Chairman thereof from 1998 to
                                                 2004, and Director Emeritus thereof since
                                                 2004; Director, LaSalle Street Fund from
                                                 1995 to 2001; Director, Kimco Realty
                                                 Corporation since 1997; Member of the
                                                 Investment Advisory Committee of the
                                                 Virginia Retirement System since 1998, Vice
                                                 Chairman thereof from 2002 to 2005, and
                                                 Chairman thereof since 2005; Director,
                                                 Montpelier Foundation since 1998, its Vice
                                                 Chairman from 2000 to 2006, and Chairman,
                                                 thereof, since 2006; Member of the
                                                 Investment Committee of the Woodberry Forest
                                                 School since 2000; Member of the Investment
                                                 Committee of the National Trust for Historic
                                                 Preservation since 2000.
------------------------------------------------------------------------------------------------------------------------------------
Herbert I. London          Trustee      1987 to  Professor Emeritus, New York University       37 Funds        AIMS Worldwide, Inc.
P.O. Box 9095                           2007     since 2005; John M. Olin Professor of         57 Portfolios
Princeton, NJ 08543-9095                         Humanities, New York University from 1993 to
1939                                             2005; and Professor thereof from 1980 to
                                                 2005; President, Hudson Institute since 1997
                                                 and Trustee thereof since 1980; Dean,
                                                 Gallatin Division of New York University
                                                 from 1976 to 1993; Distinguished Fellow,
                                                 Herman Kahn Chair, Hudson Institute from
                                                 1984 to 1985; Chairman of the Board of
                                                 Directors of Vigilant Research, Inc. since
                                                 2006; Member of the Board of Directors for
                                                 Grantham University since 2006; Director of
                                                 AIMS Worldwide, Inc. since 2006; Director of
                                                 Reflex Security since 2006; Director of
                                                 InnoCentive, Inc. since 2006; Director of
                                                 Cerego, LLC since 2005; Director, Damon
                                                 Corp. from 1991 to 1995; Overseer, Center
                                                 for Naval Analyses from 1983 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo        Trustee      2000 to  Shareholder, Modrall, Sperling, Roehl,        37 Funds        None
P.O. Box 9095                           present  Harris & Sisk, P.A. since 1993; President,    57 Portfolios
Princeton, NJ 08543-9095                         American Bar Association from 1995 to 1996
1942                                             and Member of the Board of Governors thereof
                                                 from 1994 to 1997; Shareholder, Poole, Kelly
                                                 and Ramo, Attorneys at Law P.C. from 1977 to
                                                 1993; Director of ECMC Group (service
                                                 provider to students, schools and lenders)
                                                 since 2001; Director, United New Mexico Bank
                                                 (now Wells Fargo) from 1983 to 1988;
                                                 Director, First National Bank of New Mexico
                                                 (now Wells Fargo) from 1975 to 1976; Vice
                                                 President, American Law Institute from 2004
                                                 to 2007 and President elect thereof since
                                                 2007.
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Salomon, Jr.     Trustee      2002 to  Principal of STI Management (investment       37 Funds        None
P.O. Box 9095                           2007     adviser) from 1994 to 2005; Chairman and CEO  57 Portfolios
Princeton, NJ 08543-9095                         of Salomon Brothers Asset Management Inc.
1936                                             from 1992 to 1995; Chairman of Salomon
                                                 Brothers Equity Mutual Funds from 1992 to
                                                 1995; regular columnist with Forbes Magazine
                                                 from 1992 to 2002; Director of Stock
                                                 Research and U.S. Equity Strategist at
                                                 Salomon Brothers Inc. from 1975 to 1991;
                                                 Trustee, Commonfund from 1980 to 2001.
                           ---------------------------------------------------------------------------------------------------------
                           *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                           **    Co-Chairman of the Board of Trustees and the Audit Committee.
------------------------------------------------------------------------------------------------------------------------------------


        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007       25

Officers and Trustees (concluded)




                           Position(s)  Length of
Name, Address              Held with    Time
and Year of Birth          Fund         Served      Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Trust Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke            Vice         1993 to     Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill
P.O. Box 9011              President    2007        Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM")
Princeton, NJ 08543-9011   and          and 1999    in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer
1960                       Treasurer    to 2007     thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Karen Clark                Chief        2007        Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain
P.O. Box 9011              Compliance               BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to
Princeton, NJ 08543-9011   Officer                  2007; Principal and Senior Compliance Officer, State Street Global Advisors,
1965                                                from 2001 to 2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998 to 2001; and Branch Chief, Division of Investment Management and Office of
                                                    Compliance Inspections and Examinations, U.S. Securities and Exchange
                                                    Commission, from 1993 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff             Secretary    2007 to     Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
P.O. Box 9011                           present     BlackRock, Inc. since 2006. General Counsel (U.S.) of Goldman Sachs Asset
Princeton, NJ 08543-9011                            Management from 1993 to 2006.
1965
                           ---------------------------------------------------------------------------------------------------------
                           *     Officers of the Trust serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
                           Further information about the Trust's Officers and Trustees is available in the Trust's Statement of
                           Additional Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

PFPC Inc.
Wilmington, DE 19809


26        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

Proxy Results

During the six-month period ended September 30, 2007, the shareholders of BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                               Shares Voted         Shares Withheld
                                                                                   For                From Voting
-------------------------------------------------------------------------------------------------------------------
To elect the Trust's Board of Trustees:         James H. Bodurtha               23,795,179              718,050
                                                Bruce R. Bond                   23,795,041              718,188
                                                Donald W. Burton                23,782,423              730,806
                                                Richard S. Davis                23,795,179              718,050
                                                Stuart E. Eizenstat             23,799,492              713,737
                                                Laurence D. Fink                23,795,179              718,050
                                                Kenneth A. Froot                23,785,081              728,148
                                                Henry Gabbay                    23,795,179              718,050
                                                Robert M. Hernandez             23,793,852              719,377
                                                John F. O'Brien                 23,782,621              730,608
                                                Roberta Cooper Ramo             23,796,312              716,917
                                                Jean Margo Reid                 23,796,312              716,917
                                                David H. Walsh                  23,795,179              718,050
                                                Fred G. Weiss                   23,795,179              718,050
                                                Richard R. West                 23,792,719              720,510
-------------------------------------------------------------------------------------------------------------------


        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007       27

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at http://www.blackrock.com/edelivery

2) Select "eDelivery" under the "More Information" section

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


28        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling
(800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by the Fund's previous manager during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007       29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


30        BLACKROCK NEW YORK MUNICIPAL BOND FUND       SEPTEMBER 30, 2007

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                     #10344-9/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: Robert M. Hernandez (term began, effective November 1, 2007) Joe Grills (term ended, effective November 1, 2007) Robert S. Salomon, Jr. (not reappointed to the Audit Committee, effective November 1, 2007) Fred G. Weiss (term began, effective November 1, 2007) Richard R. West (term began, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------
                          (a) Audit Fees        (b) Audit-Related Fees(1)      (c) Tax Fees(2)         (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------
                       Current      Previous       Current     Previous      Current     Previous       Current     Previous
                        Fiscal       Fiscal         Fiscal      Fiscal        Fiscal      Fiscal         Fiscal      Fiscal
   Entity Name         Year End     Year End       Year End    Year End      Year End    Year End       Year End    Year End
----------------------------------------------------------------------------------------------------------------------------
BlackRock New York
Municipal Bond Fund
of BlackRock
Multi-State
Municipal Series
Trust                  $52,850      $28,000           $0          $0          $6,100      $6,000         $1,042        $0
----------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has
            adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the

            Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
            (f) Not Applicable
            (g) Affiliates' Aggregate Non-Audit Fees:

              ------------------------------------------------------------------
                                          Current Fiscal Year    Previous Fiscal
                  Entity Name                    End                Year End
              ------------------------------------------------------------------
              BlackRock New York
              Municipal Bond Fund of
              BlackRock Multi-State
              Municipal Series Trust           $291,642            $3,056,250
              ------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock New York Municipal Bond Fund of
    BlackRock Multi-State Municipal Series Trust

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock New York Municipal Bond Fund of
    BlackRock Multi-State Municipal Series Trust

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock New York Municipal Bond Fund of
    BlackRock Multi-State Municipal Series Trust

Date: November 20, 2007